Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	2 Months Ended	3 Months Ended
	Sep. 30, 2020	Mar. 31, 2022
Class A
Numerator:
Allocation of net loss	$ 0	$ (256,068)
Class B
Numerator:
Allocation of net loss	$ 9,672	$ (116,096)